INCOME TAXES (Details Narrative) - Record Street Brewing Co [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal net operating loss carryforwards	$ 203,063	$ 29,590
Operating loss carryforward expiration year	2036